Summary of Share Option Activity, SCL Equity Plan (Details) - SCL Equity Plan [Member] - Share options [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 $ / shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding, beginning balance (in shares)	48,180	54,418	64,874
Granted (in shares)	3,300	0	0
Exercised (in shares)	0	(3,070)	(1,766)
Forfeited (in shares)	(3,079)	(3,168)	(8,690)
Outstanding, ending balance (in shares)	48,401	48,180	54,418
Exercisable at the end of the period (in shares)	41,688	37,620	32,903
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.84	$ 5.01	$ 4.96	$ 4.99
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	2.28	0	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	0	3.91	3.41
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	4.69	5.32	5.51
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 5.02	$ 4.94	$ 4.85